Note 8 - Leases - Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2023	$ 265,827	$ 129,046
2024	274,834	132,917
2025	223,171	136,905
2026		141,012
2027 and thereafter	1,412,988	1,412,988
Total	2,242,415	1,952,868
Less effects of discounting	583,545	598,970
Lease liability recognized	$ 1,658,870	$ 1,353,898	$ 1,399,868